1. BASIS OF PRESENTATION AND NATURE OF BUSINESS (Details Narrative) - $ / shares	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Common Stock, Par Value	$ 0	$ .01
Common Stock, Shares Authorized	30,000,000	100